Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

In connection with the Company’s initial public offering, the Board adopted a clawback policy (the “Clawback Policy”). The Clawback Policy is designed to comply with Rule 10D-1 of the Exchange Act and NYSE American rules, which provides for recoupment of incentive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the relevant securities laws. The Clawback Policy applies to the Company’s current and former executive officers. Compensation that is granted, earned or vested based wholly or in part upon attainment of a financial reporting measure (as defined in the Clawback Policy) is subject to recoupment. A copy of the Clawback policy is filed as Exhibit 97 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed on March 27, 2026.